UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

				Name:    Israel A.Englander
				Address: 666 5th Ave, 8th FL.
         				 New York, NY 10103


				13F File Number: 028-12506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Israel A.Englander
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Israel A.Englander                   New York, NY       02/16/10
-----------------------------------      ----------------   --------------------

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Report Type (Check only one.):

|_| 13F HOLDINGS REPORT.
|X| 13F NOTICE.
|_| 13F COMBINATION REPORT.

Positions managed by this Institutional Investment Manger are reported on the following holding report:

     Form 13F File Number                       Name

     028-10684                                 	Millennium Management LLC

     028-12844					Catapult Capital Management LLC

     028-12851					Decade Capital Management LLC

     028-					Green Arrow Capital Management LLC